Segment Data (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Net Sales and Other Information by Segment

Net sales and other information by segment are as follows (in millions):

	Net Sales			Operating Profit			Depreciation and Amortization			Segment Assets
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,			As of December 31,
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022

Americas	$4,624.1	$4,295.5	$4,102.1	$2,487.1	$2,282.4	$2,174.6	$146.0	$142.0	$142.6	$1,218.0	$1,172.0
EMEA	1,592.4	1,456.6	1,477.2	538.2	416.1	417.9	67.2	64.4	71.7	679.0	664.0
Asia Pacific	1,177.7	1,187.8	1,248.0	432.3	429.1	428.3	62.3	63.4	69.9	355.0	350.0
Total	$7,394.2	$6,939.9	$6,827.3
Corporate items				(1,618.4)	(1,611.7)	(1,614.7)	114.7	129.8	124.0	1,575.6	1,342.7
Intangible asset amortization				(561.5)	(526.8)	(529.5)	561.5	526.8	529.5	-	-
Goodwill and intangible asset impairment				-	(292.8)	(16.3)	-	-	-	-	-
Total				$1,277.7	$696.3	$860.3	$951.7	$926.4	$937.7	$3,827.6	$3,528.7

Disclosure on Geographic Areas, Long-Lived Assets

We conduct business in the following countries that hold 10 percent or more of our total consolidated Property, plant and equipment, net (in millions):

	As of December 31,
	2023	2022
United States	$1,265.1	$1,101.8
Other countries	795.3	770.7
Property, plant and equipment, net	$2,060.4	$1,872.5